Taxation (Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets
Net operating loss from operations	$ 28,118	$ 24,869
Accrued salary and benefits	9,110	6,430
Intangible assets	1,524	2,172
Others	6,193	5,463
Total deferred tax assets	44,945	38,934
Less: Valuation allowance	(31,478)	(28,834)	$ (32,744)	$ (32,534)
Net deferred tax assets	13,467	10,100
Deferred tax liability
Withholding tax related to distribution of dividend	79,824	30,992
VAT refund	3,202	3,451
Net deferred tax liabilities	83,026	$ 34,443
PRC net operating losses generated from previous years expired	$ 6,800